Stock-Based Compensation - Summary of Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shares
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	1,545
Vested (in shares) | shares	0
Forfeited and expired (in shares) | shares	(14)
Ending balance (in shares) | shares	1,531
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	11.24
Vested (in dollars per share) | $ / shares	0
Forfeited and expired (in dollars per share) | $ / shares	9.21
Ending balance (in dollars per share) | $ / shares	$ 11.26